Investments - Summary of Investments (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investment [line items]
Investments in joint ventures	£ 104	£ 102	£ 102
Investments [member]
Investment [line items]
Investments in joint ventures	104	102
Available for sale investments		2
Venture capital investments	151	139
Total	£ 255	£ 243